Corporation information	6 Months Ended
Jun. 30, 2016
Corporation information [Abstract]
Corporation information

1. Corporation information

ZZLL Information Technology, Inc. (F/K/A Green Standard Technologies, Inc.) (the “Company”) was incorporated under the laws of the State of Nevada on September 9, 2005, under the name of JML Holdings, Inc.

On March 31, 2006, the Company consummated a merger (the “merger”) with Bao Shinn International Express Limited (“BSIE”) by issuing 16,500,000 shares in the share exchange transaction for 100% of the issued and outstanding shares of BSIE common stock. As a result of the share exchange transaction, BSIE became our wholly-owned subsidiary. BSIE owns 55% of Bao Shinn Holidays Limited (“BSHL”)

During the year ended March 31, 2009, the Company and its subsidiaries (collectively referred to as the “Group”) issued 2,400,000 restricted common shares of $0.001 per share at a value of $0.3 per share with a net proceeds of approximately $624,000 and redeemed 2,500,000 restricted common shares and these shares are classified as not issued and outstanding.

Effective on October 19, 2011, each of ten (10) shares of the Company’s Common Stock, par value $.001 per share, issued and outstanding immediately prior to the Effective Time, the “Old Common Stock” shall automatically and without any action on the part of the holder thereof, be reclassified as and changed into one (1) share of the Company’s outstanding Common Stock, the “New Common Stock”

On March 4, 2013 the Company acquired all the outstanding stock of Olive Oils Direct International, Inc. (“OODI”), a corporation formed under the laws of the State of Wyoming. In accordance with the terms of the Exchange Agreement between the parties, certain Company's shareholders (the “Company Selling Shareholders”) transferred 1,485,000 shares of the common stock of the Company (the “Company Shares”) to the shareholders of OODI (the “OODI Shareholders”). In return, the OODI Shareholders transferred all of the outstanding shares of common stock of OODI to the Company, and they paid $100,000.00 in cash to the Company Selling Shareholders. In addition, immediately prior to the closing of the acquisition, the Company spun off its operating subsidiary, Hong Kong Holdings, Inc., to its shareholders. OODI is now a wholly-owned subsidiary of the Company.

The transaction was accounted for as a “reverse merger,” since the original stockholders of the OODI own a majority of the outstanding shares of the Company stock immediately following the completion of the transaction on March 4, 2013. OODI was the legal acquiree but deemed to be the accounting acquirer, the Company was the legal acquirer but deemed to be the accounting acquiree in the reverse merger. The historical financial statements prior to the acquisition are those of the accounting acquirer (OODI). Historical stockholders' equity of the acquirer prior to the merger was acquirer’s stockholders’ equity. Operations prior to the merger are those of the acquirer. After completion of the transaction, the Company’s consolidated financial statements include the assets and liabilities of the Company and its subsidiaries, the operations and cash flow of the Company and its subsidiaries

OODI is a development-stage company that plans to develop and operate a retail internet website specializing in gourmet Italian food products. These products are expected to include olive oils, pastas, vinegars and other gourmet Italian food items. In addition, in the future OODI may offer cooking items, such as utensils, cooking tools and similar products from other countries. OODI is currently developing an e-commerce website by the name of www.OliveOilsDirect.com that will sell products inventoried by OliveOilsDirect.com and other products offered by other large well-established retailers. OODI is a “development stage company” and is subject to compliance under ASC915-15. It is devoting its resources to establishing the new business, and its planned operations have not yet commenced; accordingly, no revenues have been earned during the period from April 15, 2011 (date of inception) to March 31, 2015.

On March 31, 2015, the Company disposed the operation unit of OODI for US$1,000 to Jet Express Trading Limited, a Hong Kong registered company.

On April 23, 2013 the Company incorporated a subsidiary company in Hong Kong under the name Syndicore Asia Limited. Syndicore Asia Limited (“SAL”) is an online media company that syndicates professional sports video in a cloud-based, multimedia conduit serving a growing, global community of content creators, news outlets and leading brands. Syndicore Asia Limited will be a provider of syndicated sports video media to news organizations in the Asia Pacific region. In addition, Syndicore Asia Limited plans to aggregate content from the Asia Pacific region and provide it to news organizations around the world.

On May 31, 2013 the Registrant completed an offering of 15,000,000 shares of its common stock. These shares were sold to a total of eighteen (18) shareholders for a total consideration of $75,000. These shares were sold on a private placement basis and the Company paid no commission in connection with such sales.

All sales were made outside of the United States. Securities issued by the Company did not involve any public offering of securities. Investors who purchased securities in the private placement had access to information about the Registrant which was necessary to allow them to make an informed investment decision. The Registrant has been informed that each shareholder is able to bear the economic risk of his investment they are aware that the securities are not registered under the Securities Act. The purchasers of the securities have been notified that the securities cannot be re-offered or re-sold unless the securities are registered or are qualified for sale pursuant to an exemption from registration. Neither the Registrant nor any person acting on its behalf offered or sold the securities by means of any form of general solicitation or general advertising. All purchasers represented in writing that they acquired the securities for their own accounts and not with a view to or for resale in connection with any distribution. A legend will be placed on each of the stock certificates stating that the securities are restricted, they have not been registered under the Securities Act and they cannot be sold or otherwise transferred without an effective registration or an exemption therefrom.

On April 1, 2013, the Board of Director resolved to pay an officer for a monthly service fee of US$4,250. The fee was raised to US$10,000 per month as of October 1, 2013. The Company has an option to pay the officer by common stock in lieu of cash at a rate of $0.005 per share.  During 2013, the Company issued 1,700,000 shares on June 3, 2013; 850,000 shares on July 2, 2013; 850,000 shares on August 5, 2013 and 850,000 shares on September 6, 2013 with an aggregate of 4,250,000 shares in lieu of $21,250 compensation to the officer. The amounts recorded were about $85,000 at fair price per ASC 718.

On November 15, 2013 we forfeited and canceled 3,365,000 shares common stock which was subscribed by four (4) shareholders on May 31, 2013. However, they did not fulfill their payment obligation on the shares that were valued at $16,825 according to the subscription term. The Company forfeited and canceled such 3,365,000 common shares.

On December 15, 2013, the Company, through its wholly-owned subsidiary Syndicore Asia Limited, a Hong Kong Company (“SAL”), entered into a Distribution Agreement (the “Distribution Agreement”) with SendtoNews Video, Inc., a British Columbia company (“STN”). Under the terms of the Distribution Agreement, SAL was granted an exclusive license to use, modify, edit, reproduce, distribute, feed, store, communicate, display, and transmit STN’s content in the Asia Pacific Territory (the “Content”). STN is the content provider for various worldwide sporting events. STN would also provide on-going assistance to SAL with regard to technical, administrative, and service-orientated issues relating to the delivery, utilization, transmission, storage and maintenance of the Content.

On January 20, 2014, the parties entered into a revised Distribution Agreement whereby STN has agreed to provide SAL transferrable rights for the use, reproduction, storage, display, and transmission of certain content subject to pre-approval in writing from STN. In addition, the revised Distribution Agreement includes changes to the revenue sharing terms, and adds a share of advertising revenue directly resulting from aggregated content by SAL within the territory.

On July 8, 2014 the Registrant completed an offering of 300,000 shares of common stock and warrants (the “Units”). These Units were sold to one shareholder for a total consideration of $150,000. These Units were sold on a private placement basis and the Company paid no commission in connection with such sales. All sales were made outside of the United States.

On August 1, 2014 the Company subscribed to 1,000,000 shares of the $.0001 par value common stock of Green Standard Technologies Enterprises, Inc. (F/K/A Green Standard Technologies, Inc.), a Corporation duly organized under the laws of the state of Nevada for $100.00.

Green Standard Technologies Enterprises, Inc is in the medical and recreation marijuana industry, and the establishment of a website will be used to further their business by providing visitors with medical and recreational marijuana resources. Management believes that this online presence is essential in developing and expanding their existing business.

On October 29,2014 the Company, through its wholly owned subsidiary, Green Standard Technologies Enterprises, Inc. entered into a Website Development Agreement with Social Asylum Inc. (“SAI”). Under the terms of the Agreement SAI has agreed to provide a fully functioning ecommerce website with unique and proprietary functions. According to a mutually agreed upon set of features and milestones for a minimum cost of $150,000, but the cost could potentially be higher depending on finalized functionality, scope and details. Also included are plans for launch, market and geographic expansion

On October 29, and November 3, 2014 the Registrant completed an offering of 160,000 shares of common stock and warrants (the “Units”). These Units were sold to two shareholders for a total consideration of $80,000. These Units were sold on a private placement basis and the Company paid no commission in connection with such sales. All sales were made outside of the United States.

On December 8, 2014 the Registrant completed an offering of 100,000 shares of common stock and warrants (the “Units”). These Units were sold to one shareholder for a total consideration of $30,000. These Units were sold on a private placement basis and the Company paid no commission in connection with such sales. All sales were made outside of the United States.

On January 13, 2015 the Registrant completed an offering of 140,000 shares of common stock and warrants (the “Units”). The warrants are exercisable for a period of two years after the subscription date at an exercise price of $.40 per share. These Units were sold to one shareholder for a total consideration of $42,000. These Units were sold on a private placement basis and the Company paid no commission in connection with such sales. All sales were made outside of the United States.

On June 6, 2015, the Nevada subsidiary, Green Standard Technologies Inc. has been amended the name to “Green Standard Technologies Enterprises, Inc. On June 17, 2015, the Nevada holding company, Baoshinn Corporation has been amended to the name “Green Standard Technologies, Inc.”.

On May 27, 2016, the Company changed its name with the State of Nevada from Green Standard Technologies, Inc. to “ZZLL Information Technology, Inc.”

On May 27, 2016, ZZLL Information Limited acquired 4,992,500 common shares of the Company through a private Common Stock Purchase Agreement for investment purposes in the ordinary course of business. The aggregate number and percentage of common shares of the Issuer beneficially owned by Mr. Wei Liang is 4,992,500 common shares, or approximately 26.662% of the 18,725,003 issued common shares.

On June 14, 2016, Wei Liang (“Mr. Liang”) was appointed to serve as a member of the Board of Directors of ZZLL Information Technology, Inc..

On June 24, 2016, ZZLL Technology Limited acquired 4,895,000 common shares of the Company through a private Common Stock Purchase Agreement for investment purposes in the ordinary course of business. The aggregate number and percentage of common shares of the Issuer beneficially owned by Mr. Wei Zhu is 4,895,000 common shares, or approximately 26.142% of the 18,725,003 issued common shares.